FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2018
FAIR VALUE MEASUREMENTS
Schedule of company's financial assets and liabilities measured and recorded at fair value

	As of December 31, 2017
			Non-observable
	Active market	Observable input	input
	(Level 1)	(Level 2)	(Level 3)	Total
	RMB	RMB	RMB	RMB
Assets:
Short-term investments	—	1,000	—	1,000
Available-for-sale debt security investment	—	—	39,205	39,205
	—	1,000	39,205	40,205
Liabilities:
Derivative liabilities	—	—	1,596,424	1,596,424
Guarantee liabilities	—	—	173,907	173,907
	—	—	1,770,331	1,770,331

	As of December 31, 2018
			Non-
	Active market	Observable input	observable input
	(Level 1)	(Level 2)	(Level 3)	Total
	RMB	RMB	RMB	RMB
Assets:
Short-term investments	—	553,568	42,510	596,078
Available-for-sale debt security investment	—	—	41,179	41,179
	—	553,568	83,689	637,257
Liabilities:
Guarantee liabilities	—	—	316,064	316,064

Schedule of roll forward of major Level 3 investments

Total
RMB

Fair value of Level 3 investments as of December 31, 2016	—
New addition	405,492
Disposal of investments	(400,101)
Effect of exchange rate change	(5,391)
Fair value of Level 3 investments as of December 31, 2107	—
New addition	237,510
Disposal of investments	(195,000)
Fair value of Level 3 investments as of December 31, 2108	42,510

Schedule of business valuation applying the discounted cash flow approach

	Discount rate	DLOM
Year ended December 31, 2016	16.5%	10%
Year ended December 31, 2017	15%	10%
Year ended December 31, 2018	N/a	N/a